Significant Events during the Reporting Period	12 Months Ended
Dec. 31, 2023
Significant Events during the Reporting Period [Abstract]
SIGNIFICANT EVENTS DURING THE REPORTING PERIOD
NOTE 25:-	SIGNIFICANT EVENTS DURING THE REPORTING PERIOD

a.	On February 23, 2023, the Company entered into an agreement with Jeffs’ Brands and Jeffs’ Brands Holdings Inc. (“NewCo Inc.”), a newly-formed wholly owned subsidiary of Jeffs’ Brands, pursuant to which, at the closing and upon the terms and conditions set forth in the Agreement, NewCo Inc. acquired from the Company a number of shares of stock equal to approximately a 49% interest in the Company’s wholly owned subsidiary, SciSparc US which owns WellutionTM, for $2,500 in cash, and additional deferred cash payments of approximately $489,330 accounting for price adjustments related to inventory and working capital, which was paid in five equal monthly installments beginning in May 2023 (the “Price Adjustment”). As collateral for the payment in full of the Price Adjustment, SciSparc held back such number of shares of common stock of SciSparc US, equal to the outstanding due amount of the Price Adjustment (the “Holdback Shares”). Following the closing of the transaction on March 22, 2023, which included an equity conversion of financing amounts previously provided to SciSparc US. by the Company for working capital, and the release of the Holdback Shares on January 31, 2024, upon the payment in full of the Price Adjustment by Jeffs’ Brands, the Company holds approximately 51% of the share capital of SciSparc US.

Pursuant to the agreement, at the closing of the transaction, Jeffs’ Brands and SciSparc US. entered into a consulting agreement, pursuant to which Jeffs’ Brands provides management services to SciSparc US for the WellutionTM brand for a monthly fee of $20 and Jeffs’ Brands received a one-time signing bonus in the amount of $51. The consulting agreement is for an undefined period of time and may be terminated by either party with 30 days advance notice. On November 2023 the monthly fee reduced to $10 thousand. For the year ended December 31, 2023, the Company has recorded management services expenses in the amount of $220.

In addition, in connection with the closing of the transaction, the Company and Jeffs’ Brands, engaged in a mutual share exchange in the amount of $288,238 of ordinary shares from each of the Company and Jeffs’ Brands. The number of shares in the share exchange was calculated based on the average closing price of the relevant company’s shares for 30 consecutive trading days ending on the third trading day immediately prior to the closing. Accordingly, the Company acquired 35,345 ordinary shares of Jeffs’ Brands and Jeffs’ Brands acquired 13,858 ordinary shares of the Company having an aggregate value of $288,238, which was adjusted from $300,000 according to the 4.99% ownership limit included in the definitive agreements. As of December 31, 2023, the listed share price of Jeff’s Brands on the NASDAQ was $ 3.05, and the Company has recorded a loss in its statements of comprehensive loss of $180 on its investment.